Commitments (Narrative) (Details) (USD $)	3 Months Ended
	Mar. 31, 2014 item	Dec. 31, 2013
Commitments [Line Items]
Financing commitments on which criteria for funding have not been completed	$ 804,000,000	$ 548,000,000
Typical notice period	90 days
Financing commitments to Trade Finance clients that are cancelable only after a notice period, amount	214,000,000
Additional funding commitments	1,000,000,000	900,000,000
Trade receivable terms	60 days
DPA credit protection provided to clients	1,595,000,000
DPA credit line agreements net of Deferred Purchase Agreement credit protection	87,000,000
DPA credit line agreements, cancellation notice period	90 days
Other liabilities	2,692,600,000	2,664,300,000
Aircraft remaining to be purchased, contractual commitments	139
Equipment purchase commitment	600,000,000
Deferred Purchase Agreements [Member]
Commitments [Line Items]
Other liabilities	$ 6,900,000	$ 6,000,000
Contractual Commitments [Member]
Commitments [Line Items]
Railcars	8,000